Retirement Benefits (Assumption in calculating projected benefit obligation) (Details)	Sep. 30, 2016	Sep. 30, 2015
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.50%	4.40%
Rate of compensation increase	3.50%	3.50%
International [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.00%	3.40%
Rate of compensation increase	3.50%	3.50%
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.90%	2.40%